Leases - Schedule of Supplemental Disclosure Of Cash Flow Information Related To The Lease (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 16,455	$ 1,595	$ 6,567
Operating lease liabilities arising from obtaining right-of-use asset	$ 0	$ 0	$ 0